Construction Services Contracts (Tables)	12 Months Ended
Dec. 31, 2020
Construction Services Contracts [Abstract]
Changes in total contract amount in which revenue is not yet recognized
Changes in total contract amount in which revenue is not yet recognized for the years ended December 31, 2018, 2019 and 2020 are as follows:

		2018
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	4,176,595	1,186,584	(1,742,391)	3,620,788

(*)

For the year ended December 31, 2018, the increased balance of contracts from new orders and foreign exchange impact is ￦1,207,097 million and the decreased balance of contracts due to changes in scope of construction work is ￦20,513 million.

		2019
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	3,620,788	379,269	(1,264,916)	2,735,141

(*)

For the year ended December 31, 2019, the increased balance of contracts from new orders and foreign exchange impact is ￦390,224 million and the decreased balance of contracts due to changes in scope of construction work is ￦10,955 million.

		2020
		Beginning balance	Increase (decrease)(*)	Recognized as revenue	Ending balance
		In millions of won
Nuclear power plant construction in UAE and others	￦	2,735,141	1,229,759	(812,175)	3,152,725

(*)

For the year ended December 31, 2020, the increased balance of contracts from new orders and foreign exchange impact is ￦1,512,460 million and the decreased balance of contracts due to changes in scope of construction work is ￦282,701 million.

Accumulated earned revenue, expense and others
Accumulated earned revenue, expense and others related to the Company’s construction contracts in progress as of December 31, 2019 and 2020 are as follows:

		2019
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts
		In millions of won
Nuclear power plant construction in UAE and others	￦	20,971,487	19,566,647	1,404,840	—

		2020
		Accumulated earned revenue	Accumulated expense	Accumulated profit	Unearned advance receipts
		In millions of won
Nuclear power plant construction in UAE and others	￦	21,460,431	20,242,735	1,217,696	97,348

Gross amount of assets and liabilities for contract
Gross amount due from customers recognized as contract assets and due to customers recognized as contract liabilities for contract work as of December 31, 2019 and 2020 are as follows:

		2019		2020
		Contract assets(*1)	Contract liabilities(*2)	Contract assets(*1)	Contract liabilities(*2)
		In millions of won
Nuclear power plant construction in UAE and others	￦	53,827	73,420	79,662	88,126

(*1)

Included in trade and other receivables, net, in the consolidated statements of financial position. The balance of trade receivables from construction contracts are ￦46,489 million and ￦39,063 million, as of December 31, 2019 and 2020, respectively.

(*2)	Included in non-financial liabilities in the consolidated statements of financial position.